Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	FlatWorld Acquisition Corp.
Entity Central Index Key	0001499573
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,869,375